Other Payables and Accrued Liabilities - Other Payables and Accrued Liabilities (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Payables And Accruals [Abstract]
Employee related liabilities	$ 383	$ 397
Employee compensated absences	128	127
Taxes other than income taxes	85	71
Advances	32	45
Payables to equity-method investments	81	45
Obligations for capacity rights	3	1
Derivative instruments	4	1
Provision for restructuring	65	75
Current portion of pension	12	16
Royalties	37	39
Others	107	125
Total	$ 937	$ 942